Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
Current assets:
Cash	$ 7,029	[1]	$ 762	[1]
Royalty income receivable	7,168		9,426	[1]
Other current assets	16		0	[1]
Total current assets	14,213		10,188	[1]
Oil and natural gas interests, based on the full cost method of accounting ($135,642 and $160,302 excluded from depletion at June 30, 2014 and December 31, 2013, respectively)	453,309		448,034	[1]
Accumulated depletion	(16,830)		(5,199)	[1]
Oil and natural gas interests, net	436,479		442,835	[1]
Total assets	450,692		453,023	[1]
Current liabilities:
Accounts payable	720		0	[1]
Accounts payable-related party	607		9,779	[1]
Other accrued liabilities	1,434		256	[1]
Distribution payable-related party	11,260		0	[1]
Total current liabilities	14,021		10,035	[1]
Note payable-related party	0		440,000	[1]
Total liabilities	14,021		450,035	[1]
Commitments and contingencies				[1]
Members' equity	0		2,988	[1]
Unitholders' equity:
General partner	0		0	[1]
Common units (76,200,000 units issued and outstanding as of June 30, 2014)	436,671		0	[1]
Total unitholders' equity	436,671		2,988	[1]
Total liabilities and unitholders' equity/members' equity	$ 450,692		$ 453,023	[1]

[1]	See Note 1 for information regarding the basis of financial statement presentation.